General information	12 Months Ended
Dec. 31, 2023
General information
General information

ARDAGH METAL PACKAGING S.A.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1.  General information

Ardagh Metal Packaging S.A. (the “Company” or “AMPSA”) was incorporated in Luxembourg on January 20, 2021, in order to effect a reorganization and acquire the Metal Packaging operations (together the “AMP Business”) of Ardagh Group S.A.. The Company’s registered office is 56, rue Charles Martel, L-2134 Luxembourg, Luxembourg. Prior to the reorganization, the AMP Business was owned by Ardagh Group S.A. and its subsidiaries (together the “Ardagh Group”). Prior to the reorganization, the Company had no assets or liabilities, other than those associated with its formation, and did not conduct any operations until the completion of the reorganization.

On February 22, 2021, the Company announced its entry into a business combination agreement (the “Business Combination Agreement”), by and among others, the Company, Ardagh Group, Ardagh MP MergeCo Inc., a wholly-owned subsidiary of the Company (“MergeCo”) and Gores Holdings V Inc. (“Gores Holdings V”), pursuant to which the parties thereto agreed to effect the merger of MergeCo with and into Gores Holdings V, with Gores Holdings V being the surviving corporation as a wholly-owned subsidiary of AMPSA (the “Merger”, and, together with the other transactions contemplated in the Business Combination Agreement, the “Business Combination”) to create the Company, an independent, pure-play metal beverage can company, whose ordinary shares are listed on the New York Stock Exchange under the ticker symbol “AMBP.”

The Company and its subsidiaries (together, the “Group”) are a leading supplier of metal beverage cans globally, with a particular focus on the Americas and Europe. The Group supplies sustainable and infinitely recyclable metal packaging to a diversified customer base of leading global, regional and national beverage producers. At December 31, 2023, AMPSA operated 24 production facilities in Europe and the Americas, employed approximately 6,400 people and recorded revenues of $4.8 billion.

The Group does not have any operations within Russia or Ukraine and continues to monitor and comply with the various sanctions administered by the U.S. Department of the Treasury’s Office of Foreign Assets Control, the European Union, the United Kingdom and the United Nations Security Committee that have been imposed on the Russian government and certain Russian entities and individuals.

The Group has assessed the impact of the current macroeconomic environment in the preparation of the consolidated financial statements.

The consolidated financial statements reflect the consolidation of the legal entities forming the Group for the periods presented. The principal operating legal entities forming the Group are listed in note 27.

The material accounting policies that have been applied to the consolidated financial statements are described in note 3.